UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

			Schedule of Investments
		June 30, 2009 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY

Educational Services
30,000	Capella Education Co. *	1,798,800	3.27%
Textiles Apparel & Shoes
60,000	Iconix Brand Group, Inc. *	922,800	1.68%

CONSUMER DISCRETIONARY SECTOR TOTAL		2,721,600	4.95%

ENERGY

Oil: Crude Producers
27,500	St. Mary Land & Exploration Co.	573,925	1.04%
Oil Well Equipment & Services
37,501	Carbo Ceramics, Inc.	1,282,534	2.33%
10,000	Core Laboratories NV	871,500	1.58%
85,000	Tesco Corp. *	674,900	1.22%
Oil Well Equipment & Services Industry Total		2,828,934	5.13%

ENERGY SECTOR TOTAL		3,402,859	6.17%

FINANCIAL SERVICES

Asset Management & Custodian
37,500	Westwood Holdings Group, Inc.	1,567,875	2.85%
Banks: Diversified
20,000	PrivateBancorp, Inc.	444,800	0.81%
Commercial Finance & Mortgage Companies
50,000	Financial Federal Corp.	1,027,500	1.87%
Financial Data & Systems
52,500	Advent Software, Inc. *	1,721,475	3.12%
20,000	Factset Research Systems, Inc.	997,400	1.81%
27,500	Morningstar, Inc. *	1,133,825	2.06%
Financial Data & Systems Industry Total		3,852,700	6.99%
Security Brokerage & Services
10,000	TMX Group, Inc. (Canada)	291,070	0.52%

	FINANCIAL SERVICES SECTOR TOTAL	7,183,945	13.04%

HEALTHCARE

Biotechnology
17,450	Kensey Nash Corp. *	457,365	0.83%
Health Care Servies
66,000	Phase Forward, Inc. *	997,260	1.81%
35,000	Quality Systems, Inc.	1,993,600	3.62%
Health Care Services Industry Total		2,990,860	5.43%
Medical Equipment
60,000	Abaxis, Inc. *	1,232,400	2.24%
90,000	Somanetrics Corp. *	1,485,900	2.70%
Medical Equipment Industry Total		2,718,300	4.94%
Medical & Dental Instruments & Supplies
35,000	Integra Lifesciences Holdings Co. *	927,850	1.68%
30,000	Landauer, Inc.	1,840,200	3.34%
55,000	Meridian Bioscience, Inc.	1,241,900	2.25%
50,001	Neogen Corp. *	1,449,029	2.63%
40,000	Surmodics, Inc. *	905,200	1.64%
22,500	TECHNE Corp.	1,435,725	2.61%
Medical & Dental Instruments & Supplies Industry Total		7,799,904	14.15%

	HEALTHCARE SECTOR TOTAL	13,966,429	25.35%

MATERIALS & PROCESSING

Building Materials
70,000	Simpson Manufacturing Co., Inc.	1,513,400	2.75%

MATERIALS & PROCESSING SECTOR TOTAL		1,513,400	2.75%

PRODUCER DURABLES

Aerospace
30,000	Aerovironment, Inc. *	925,800	1.68%
19,000	Curtiss-Wright Corp.	564,870	1.03%
Aerospace Industry Total		1,490,670	2.71%
Commercial Services
47,500	Advisory Board Co. *	1,220,750	2.22%
44,000	Costar Group, Inc. *	1,754,280	3.18%
77,500	Ritchie Bros Auctioneers, Inc.	1,817,375	3.30%
102,501	Rollins, Inc.	1,774,292	3.22%
30,000	Tetra Tech, Inc. *	859,500	1.56%
Commercial Services Total		7,426,197	13.48%
Diversified Manufacturing Operations
50,000	Raven Industries, Inc.	1,280,000	2.32%
Machinery: Specialty
12,000	K-Tron International, Inc. *	960,000	1.74%
Scientific Instruments: Control & Filter
22,500	Franklin Electric Co., Inc.	583,200	1.06%
75,000	Sun Hydraulics Corp.	1,212,750	2.20%
Electrical Equipment & Componets Total		1,795,950	3.26%

PRODUCER DURABLES SECTOR TOTAL		12,952,817	23.51%

TECHNOLOGY

Communications Technology
33,000	EMS Technologies, Inc. *	689,700	1.25%
Computer Services Software & Systems
47,500	Ansys, Inc. *	1,480,100	2.69%
76,000	Blackbaud, Inc.	1,181,800	2.15%
60,000	Blackboard, Inc. *	1,731,600	3.14%
47,500	Micros Systems, Inc. *	1,202,700	2.18%
110,000	Tyler Technologies, Inc. *	1,718,200	3.12%
Computer Services Software & Systems Total		7,314,400	13.28%
Computer Technology
26,550	Rimage Corp. *	440,996	0.80%
Electronic Components
43,950	NVE Corp. *	2,135,970	3.87%
Electronics
50,000	II-VI, Inc. *	1,111,500	2.02%

	TECHNOLOGY SECTOR TOTAL	11,692,566	21.22%

TOTAL COMMON STOCKS
	(Cost $52,446,171)	53,433,616	96.99%

SHORT-TERM INVESTMENTS
1,643,410	UMB Bank Money Market Fiduciary (Cost $1,643,410) 0.05% **	1,643,410	2.98%

TOTAL INVESTMENTS
	(Cost $54,089,581)	55,077,026	99.97%

	Other Assets Less Liabilities	14,508	0.03%

	TOTAL NET ASSETS	$55,091,534	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2009
(a) Purchased with cash colateral from securities on loan.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,089,581 amounted to $987,445 which consisted of aggregate gross unrealized appreciation of $7,404,297 and aggregate gross unrealized depreciation of $6,416,852.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 55,077,026	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 55,077,026	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

INSTITUTIONAL ADVISORS LARGECAP FUND

			Schedule of Investments
		June 30, 2009 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY

Hotel Restaurants & Leisure
15,916	Darden Restaurants, Inc.	524,910	3.29%
Media
10,188	McGraw-Hill Co., Inc.	306,761	1.92%
Specialty Retail
20,521	Staples, Inc.	414,114	2.59%
Textiles, Apparel & Luxury Goods
4,750	VF Corp.	262,913	1.65%

	CONSUMER DISCRETIONARY SECTOR TOTAL	1,508,698	9.45%

CONSUMER STAPLES

Beverages
12,492	Pepsi Co.	686,560	4.30%
Food Products
19,687	McCormick & Co.	640,418	4.01%
Food & Staples Retailing
24,319	Walgreen Co.	714,979	4.48%

	CONSUMER STAPLES SECTOR TOTAL	2,041,957	12.79%

ENERGY

Oil, Gas & Consumable Fuels
8,117	Chevron Corp.	537,751	3.37%
9,527	Exxon Mobil Corp.	666,033	4.17%
9,068	Occidental Petroleum Corp.	596,765	3.74%

	ENERGY SECTOR TOTAL	1,800,549	11.28%

FINANCIALS

Capital Markets
7,138	T Rowe Price Group	297,440	1.86%
Commercial Banks
14,680	US Bancorp	263,066	1.65%
15,457	Wells Fargo & Co.	374,987	2.35%
Commercial Banks Total		638,053	4.00%
Insurance
10,047	Aflac, Inc.	312,361	1.96%

	FINANCIALS SECTOR TOTAL	1,247,854	7.82%

HEALTH CARE

Biotechnology
8,375	Amgen, Inc. *	443,373	2.78%
Health Care Equipment & Supplies
11,054	Stryker Corp.	439,286	2.75%
Health Care Providers & Services
4,403	Laboratory Corp of America *	298,479	1.87%
Pharmaceuticals
12,230	Johnson & Johnson	694,664	4.35%
11,743	Lilly Eli & Co.	406,778	2.55%
11,687	Pfizer, Inc.	175,305	1.10%
Pharmaceutical Total		1,276,747	8.00%

	HEALTH CARE SECTOR TOTAL	2,457,885	15.40%

INDUSTRIALS

Aerospace & Defense
10,361	United Technologies Corp.	538,358	3.37%
Air Freight & Logistics
6,993	C.H. Robinson Worldwide, Inc.	364,685	2.28%
Industrial Conglomerates
15,368	General Electric Co.	180,113	1.13%
Machinery
10,590	Danaher Corp.	653,827	4.10%

	INDUSTRIALS SECTOR TOTAL	1,736,983	10.88%

INFORMATION TECHNOLOGY

Communications Equipment
15,396	Qualcom, Inc	695,899	4.36%
Computers & Peripherals
3,279	Apple, Inc. *	467,028	2.93%
14,792	Hewlett-Packard Co.	571,711	3.58%
4,576	International Business Machines, Inc.	477,825	2.99%
Computers & Peripherals Total		1,516,564	9.50%
Semiconductors & Semiconductor
18,507	Altera Corp.	301,479	1.89%
Software
15,916	Intuit, Inc.	448,672	2.81%
14,965	Microsoft Corp.	355,718	2.23%
24,924	Oracle Corp.	533,872	3.34%
Software Total		1,338,262	8.38%

	INFORMATION TECHNOLOGY SECTOR TOTAL	3,852,204	24.13%

MATERIALS

Chemicals
11,569	Sigma Aldrich Corp.	573,359	3.59%

	MATERIALS SECTOR TOTAL	573,359	3.59%

TELECOMMUNICATIONS

Diversified Telecommunication
21,931	AT&T, Inc.	544,765	3.41%

	TELECOMMUNICATIONS SECTOR TOTAL	544,765	3.41%
TOTAL COMMON STOCKS
	(Cost $15,263,118)	15,764,254	98.75%

SHORT-TERM INVESTMENTS
594,989	UMB Bank Money Market Fiduciary 0.05% (Cost $594,989) **	594,989	3.72%

TOTAL INVESTMENTS
	(Cost $15,858,107)	16,359,243	102.47%

	Liabilities In Excess of Other Assets	(394,783)	(2.47%)

	TOTAL NET ASSETS	15,964,460	100%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2009
(a) Purchased with cash colateral from securities on loan.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At June 30, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,858,107 amounted to $502,290 which consisted of aggregate gross unrealized appreciation of $1,184,319 and aggregate gross unrealized depreciation of $682,029.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 16,359,243	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 16,359,243	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 28, 2009

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.